Exchange rates (Tables)	6 Months Ended
Sep. 30, 2026
Foreign exchange rates [abstract]
Schedule of average and closing foreign exchange rates	The US dollar to pound sterling exchange rates used were:

30 September	2026	2025	Year ended 31 March 2026
Closing rate applied at period end	1.33	1.34	1.32
Average rate applied for the period	1.34	1.35	1.34